INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE 25. INCOME TAXES

Income (loss) from continuing operations before income taxes by geographic location is as follows:

(in US$ thousands)	For the years ended December 31
	2009	2010	2011
U.S. operations	$1,324	$5,678	$(1,444)
Non-U.S. operations	(56,909)	2,990	(70,431)

	$(55,585)	$8,668	$(71,875)

Income tax provision (benefit) from continuing operations by geographic location is as follows:

(in US$ thousands)	For the years ended December 31
	2009	2010	2011
U.S. operations	$557	$4,992	$(616)
Non-U.S. operations	(40)	2,268	371

	$517	$7,260	$(245)

The components of income tax provision (benefit) from continuing operations by taxing jurisdiction are as follows:

(in US$ thousands)	For the years ended December 31
	2009	2010	2011
U.S. Federal :
Current	$863	$4,244	$(493)
Deferred	(443)	20	—

	$420	$4,264	$(493)

U.S. State and Local :
Current	$156	$617	$(123)
Deferred	(19)	111	—

	$137	$728	$(123)

Non - U.S. :
Current	$967	$2,032	$77
Deferred	(1,007)	236	294

	$(40)	$2,268	$371

Total income tax provision (benefit)	$517	$7,260	$(245)

A reconciliation of our effective tax rate related to continuing operations to the statutory U.S. federal tax rate is as follows:

	For the years ended December 31
	2009	2010	2011
Federal statutory rate	34.00%	34.00%	34.00%
State and local - net of federal tax benefit	8.14%	6.69%	5.45%

Foreign tax differential	(43.53%)	(88.75%)	(14.58%)

Permanent differences	2.18%	31.58%	(2.75%)

Change in valuation allowance	(1.73%)	52.73%	(21.70%)
Tax effect of earnings for equity method investees and certain subsidiaries	—	42.72%	(0.02%)
Other	0.01%	4.79%	(0.06%)

Effective rate	(0.93%)	83.76%	0.34%

In 2010, the primary reason for the increase in the income tax provision and the effective income tax rate was due to the sale of 60 percent of our gaming software and service business. (See Note 6, “Divestiture”, for additional information.) The income tax provision related to the sale of the gaming software and service business was approximately $6.1 million, which represented approximately 70 percent of our income from continuing operations.

The provision (benefit) for income taxes attributable to discontinued operations was $0 for each of the years ended December 31, 2009, 2010 and 2011, respectively.

Significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2010	2011
Net operating loss carryforwards	$4,880	$9,901
Deferred revenue	9	—
Loss on equity method investment	2,813	15,621
Share-based compensation	162	190
Impairment charges	16	97
Pension expense	33	29
Depreciation	52	111
Other	18	66

	7,983	26,015
Less: valuation allowance	(7,402)	(25,256)

Deferred tax assets - net	$581	$759

As of December 31, 2010 and 2011, all of the net deferred tax assets were reported as current and included in other assets on the balance sheet.

Significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2010	2011
Depreciation and amortization	$117	$344
Tax effect on undistributed earnings of equity method investees	1,010	662

Deferred tax liabilities	$1,127	$1,006

As of December 31, 2010 and 2011, $1.1 million and $1.0 million, respectively, of deferred tax liabilities were reported as non-current deferred tax liabilities and included in other liabilities.

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2009, 2010 and 2011 are as follows:

(in US$ thousands)	For the years ended December 31,
	2009	2010	2011
Balance at beginning of year	$106	$1,068	$7,402
Subsequent reversal/utilization of valuation allowance	(45)	(12)	(270)
Additions to valuation allowance	1,006	4,583	15,597
Divestitures	—	(874)	—
Acquisitions	—	2,624	2,491
Exchange differences	1	13	36

Balance at end of year	$1,068	$7,402	$25,256

In 2009, the valuation allowance on the deferred tax assets increased by $962 thousand to $1.1 million primarily because we determined that certain subsidiaries and VIE subsidiaries of our online game and service business were not likely to be able to utilize all of the deferred tax assets based on their estimated future taxable income.

In 2010, the valuation allowance on the deferred tax assets increased by $6.3 million to $7.4 million primarily due to the acquisition of IAHGames. IAHGames had successive losses in prior years and therefore we do not believe that sufficient objective, positive evidence existed at the date of our acquisition to conclude that the realization of the deferred tax assets that we acquired from IAHGames was more likely than not. We also provided a valuation allowance against deferred tax assets related to certain of our other subsidiaries, as they are not likely to be able to utilize all of their deferred tax assets based on their estimated future taxable income.

In 2011, the valuation allowance on the deferred tax assets increased by $17.9 million to $25.3 million primarily due to the evaluation of the loss related to our investment in Everest Gaming. We provided a valuation allowance against the deferred tax asset related to our investment loss in Everest Gaming as we believe that the subsequent disposal of this investment will not likely offset the related deferred tax asset based on our estimation of any future disposal gain, as Everest Gaming has had successive losses, and therefore we do not believe that sufficient objective, positive evidence exists to conclude that the realization of the deferred tax asset related to our investment losses in Everest Gaming is more likely than not.

As of December 31, 2011, the Company had net operating loss carryforwards available to offset future income, amounting to $54.3 million. Below is the breakdown of the expiration of the net operating loss carryforwards in major jurisdictions:

(in US$ thousands)
Jurisdiction	Amount	Expiring year
Singapore	$35,455	indefinite
Hong Kong	8,535	indefinite
China	3,946	2016
Taiwan	2,823	2021
Other	3,550

	$54,309

Under Singapore tax regulations, foreign-sourced dividend income used for capital expenditures, including investments, and repayment of borrowings, would not be deemed as remitted to Singapore and is therefore not taxable.

Uncertain Tax Positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2009, 2010 and 2011 are as follows:

(in US$ thousands)	Amount
Balance at January 1, 2009	$—
Increase for prior year tax positions	220
Increase for current year tax positions	460
Exchange differences	22

Balance at December 31, 2009	702
Acquisition of IAHGames	535
Increase for prior year tax positions	194
Increase for current year tax positions	323
Decrease due to settlement	(166)
Exchange differences	79

Balance at December 31, 2010	1,667
Increase for current year tax positions	451
Exchange differences	(39)

Balance at December 31, 2011	$2,079

As of December 31, 2009, 2010 and 2011, there were approximately $0.7 million, $1.7 million and $2.1 million of unrecognized tax benefits that if recognized would affect the effective tax rate.

Interest and penalties related to income tax liabilities are included in income tax expense. In 2009, 2010 and 2011, there were no significant interest and penalties recognized in income tax expense.

Our major tax jurisdictions are located in Taiwan, the PRC, and Singapore. As of December 31, 2011, the income tax filings under tax jurisdictions located in Taiwan have been examined through 2008, but we have filed appeals for the 2006, 2007 and 2008 tax filings. Our Company also files income tax returns in the United States federal and state jurisdictions. The tax authority in the U.S. is currently examining the 2008 and 2009 amended tax filing.

In 2009, 2010 and 2011, our unrecognized tax benefits were related to research and development credits and were also related to amortization of goodwill and intangible assets resulting from the acquisition of FunTown. For research and development credits, these unrecognized tax benefits were settled with tax authorities though the 2008 tax filings. For amortization of goodwill and intangible assets resulting from the acquisition of FunTown, the income tax authority has proposed adjustments on the amortization for our 2006, 2007 and 2008 tax filings. We have filed appeals for these amortization adjustments but haven’t received a response from the tax authority.

In 2010 and 2011, our unrecognized tax benefits increased due to the acquisition of IAHGames. These unrecognized tax benefits primarily relate to certain related party transactions.

The amount of unrecognized tax benefits may increase or decrease in the future for various reasons such as current year tax positions, expiration of statutes of limitations, litigation, legislative activity, or other changes in facts regarding realizability. However, at this time, an estimate of the potential range of change cannot be reasonably made.